8. INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed "expected" US tax (benefit) at Federal statutory rate					$ (283,266)	$ 41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit					(55,828)
Valuation allowance					414,612	(281,039)
Non-deductible items					(68,155)	12,063
Expired State Net Operating Losses					0	234,411
Income tax expense (benefit)	$ 2,034	$ 1,978	$ 3,312	$ 5,757	$ 7,363	$ 7,080